Net (Loss) Income Per Share (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Ordinary Shares [Member] | Employee Share Options [Member]
Net (Loss) Income Per Share [Line Items]
Shares excluded from computation of earnings per share		35,000